DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)	Dec. 31, 2024 $ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 29, 2024 shares	Jun. 30, 2023 USD ($) $ / shares
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Stock split	0.0167
Shares authorized	525,000,000
Common stock, shares authorized	500,000,000	500,000,000	500,000,000	500,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares authorized	25,000,000	25,000,000	25,000,000	25,000,000
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares issued		126,819,145	40,165,603	207,585	12,455,157
Common stock, shares outstanding		126,819,145	40,165,603	207,585	12,455,157
Cash in bank account | $			$ 29,609,219
Working capital deficit | $			6,069,462
Excise tax payable | $		$ 2,673,056	2,611,618	$ 2,067,572		$ 1,485,236
Penalties due to late filing and non payment of taxes | $			$ 544,046